Voya Small Company Portfolio Investment Objectives and Goals - Voya Small Company Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Voya Small Company Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.